Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Service Class Shares C000222972 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.38%	0.24%	2.15%
Service Class Shares C000222972 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.34%	0.76%	2.19%
Service Class Shares C000222972 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.96%	1.92%	3.37%
Service Class Shares C000222972 [Member] | Bloomberg Barclays Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Service Class Shares C000222968 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	9.64%	1.15%	3.47%
Service Class Shares C000222968 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	6.59%	1.58%	3.37%
Service Class Shares C000222968 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.01%	3.10%	4.97%
Service Class Shares C000222968 [Member] | Bloomberg Barclays Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Service Class Shares C000222969 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]	11.07%	2.46%	4.36%
Service Class Shares C000222969 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]	8.05%	2.61%	4.07%
Service Class Shares C000222969 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.00%	4.22%	5.86%
Service Class Shares C000222969 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Service Class Shares C000222971 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]	13.06%	3.37%	5.79%
Service Class Shares C000222971 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	10.79%	3.67%	5.53%
Service Class Shares C000222971 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.78%	5.76%	7.77%
Service Class Shares C000222971 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Service Class Shares C000222970 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]	12.68%	4.35%	6.88%
Service Class Shares C000222970 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	13.36%	4.72%	6.64%
Service Class Shares C000222970 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.78%	7.01%	9.16%
Service Class Shares C000222970 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Service Class Shares C000222967 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[11]	14.44%	5.59%	7.83%
Service Class Shares C000222967 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	14.56%	5.68%	7.34%
Service Class Shares C000222967 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.51%	8.09%	9.87%
Service Class Shares C000222967 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
R4 Class Shares C000229455 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]	7.19%	0.06%	2.01%
R4 Class Shares C000229455 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]	5.10%	0.56%	2.00%
R4 Class Shares C000229455 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.57%	1.55%	3.05%
R4 Class Shares C000229455 [Member] | Bloomberg Barclays Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
R4 Class Shares C000229451 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[15]	9.26%	0.89%	3.25%
R4 Class Shares C000229451 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]	6.23%	1.33%	3.14%
R4 Class Shares C000229451 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.50%	2.67%	4.62%
R4 Class Shares C000229451 [Member] | Bloomberg Barclays Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
R4 Class Shares C000229452 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[17]	10.81%	2.24%	4.25%
R4 Class Shares C000229452 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]	7.75%	2.37%	3.92%
R4 Class Shares C000229452 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.52%	3.81%	5.58%
R4 Class Shares C000229452 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
R4 Class Shares C000229454 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[19]	12.87%	3.11%	5.55%
R4 Class Shares C000229454 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[20]	10.55%	3.42%	5.29%
R4 Class Shares C000229454 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.41%	5.34%	7.42%
R4 Class Shares C000229454 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
R4 Class Shares C000229453 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[21]	12.35%	4.08%	6.66%
R4 Class Shares C000229453 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[22]	12.98%	4.44%	6.39%
R4 Class Shares C000229453 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.23%	6.57%	8.79%
R4 Class Shares C000229453 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
R4 Class Shares C000229450 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[23]	14.16%	5.30%	7.57%
R4 Class Shares C000229450 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[24]	14.27%	5.40%	7.08%
R4 Class Shares C000229450 [Member] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.09%	7.67%	9.51%
R4 Class Shares C000229450 [Member] | S&P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[6]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[8]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[10]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[11]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[12]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[13]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[14]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[15]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[16]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[17]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[18]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[19]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[20]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[21]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[22]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[23]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[24]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.